INCOME TAXES - Components of Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Accrued expenses and reserves	$ 10,961	$ 26,117
Warranty reserve	20,211	24,131
Deferred compensation/employee benefits	18,353	25,755
Pension and postretirement obligations	21,637	25,595
Inventory	19,620	22,579
Net operating loss carry forwards	65,671	59,416
Tax credit carry forwards	1,921	621
Other	13,053	2,317
Gross deferred income tax assets	171,427	186,531
Valuation allowance	25,683	21,418
Total deferred income tax assets	145,744	165,113
Deferred income tax liabilities:
Property, plant & equipment	37,015	47,321
Intangibles	288,141	359,312
Total deferred income tax liabilities	325,156	406,633
Total deferred income tax liabilities	$ (179,412)	$ (241,520)